Note 27 - Operating Lease Commitments (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Operating Lease Commitments [Text Block]
(US dollars in thousands)	2018	2017	2016
	Property	Property	Property
Commitments under non-cancellable operating leases expiring:
Within one year	144	15	-
Later than one year and less than five years	160	159	-